Derivative Instruments	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Derivative Instruments
22.	Derivative Instruments

(1) Currency and interest rate swap contracts under cash flow hedge accounting as of December 31, 2017 are as follows:

(In millions of won and thousands of foreign currencies)
Borrowing date	Hedging Instrument(Hedged item)	Hedged risk	Financial institution	Duration of contract
Jul. 20, 2007	Fixed-to-fixed cross currency swap (U.S. dollar denominated bonds face value of USD 400,000)	Foreign currency risk	Morgan Stanley and four other banks	Jul. 20, 2007 ~ Jul. 20, 2027

Nov. 1, 2012	Fixed-to-fixed cross currency swap (U.S. dollar denominated bonds face value of USD 700,000)	Foreign currency risk	Standard Chartered and eight other banks	Nov. 1, 2012~ May. 1, 2018

Mar. 7, 2013	Floating-to-fixed cross currency interest rate swap (U.S. dollar denominated bonds face value of USD 300,000)	Foreign currency risk and interest rate risk	DBS bank	Mar. 7, 2013 ~ Mar. 7, 2020

Oct. 29, 2013	Fixed-to-fixed cross currency swap (U.S. dollar denominated bonds face value of USD 300,000)	Foreign currency risk	Korea Development Bank and others	Oct. 29, 2013 ~ Oct. 26, 2018

Dec. 16, 2013	Fixed-to-fixed cross currency swap (U.S. dollar borrowing amounting to USD 51,775)	Foreign currency risk	Deutsche bank	Dec. 16, 2013 ~ Apr. 29, 2022

Dec. 20, 2016	Floating-to-fixed interest rate swap (Korean won borrowing amounting to KRW 49,000)	Interest rate risk	Korea Development Bank	Dec. 20, 2016~ Dec. 20, 2021

Jan. 30, 2017	Floating-to-fixed interest rate swap (Korean won borrowing amounting to KRW 28,583)	Interest rate risk	Korea Development Bank	Nov. 10, 2016~ Jul. 30, 2019

Mar. 31, 2017	Floating-to-fixed interest rate swap (Korean won borrowing amounting to KRW 30,000)	Interest rate risk	Korea Development Bank	Mar. 31, 2017- Mar. 31, 2020

Dec. 21, 2017	Floating-to-fixed interest rate swap (Korean won borrowing amounting to KRW 50,000)	Interest rate risk	Korea Development Bank	Dec. 5, 2017- Dec. 21, 2022

(2)	As of December 31, 2017, details of fair values of the above derivatives recorded in assets or liabilities are as follows:

(In millions of won and thousands of foreign currencies)
Hedging instrument(Hedged item)	Cash flow hedge		Held for trading	Embedded derivatives	Fair value
Non-current assets:
Redeemable convertible preferred shares issued by Bluehole INC.	￦	—	—	222,257		222,257
Structured bond(face value of KRW 50,000)		—	9,054	—		9,054
Fixed-to-fixed cross currency swap (U.S. dollar denominated bonds face value of USD 400,000)		21,554	—	—		21,554
Floating-to-fixed interest rate swap (Korean won borrowing amounting to KRW 49,000)		307	—	—		307
Floating-to-fixed interest rate swap (Korean won borrowing amounting to KRW 28,583)		43	—	—		43
Floating-to-fixed interest rate swap (Korean won borrowing amounting to KRW 50,000)		(2)	—	—		(2)

Total assets					￦	253,213

Current liabilities:
Fixed-to-fixed cross currency swap (U.S. dollar denominated bonds face value of USD 700,000)	￦	(27,791)	—	—		(27,791)
Fixed-to-fixed cross currency swap (U.S. dollar denominated bonds face value of USD 300,000)		(615)	—	—		(615)
Non-current liabilities:
Floating-to-fixed cross currency interest rate swap (U.S. dollar denominated bonds face value of USD 300,000)		(7,613)	—	—		(7,613)
Fixed-to-fixed long-term borrowings (U.S. dollar borrowing amounting to USD 51,775)		(3,106)	—	—		(3,106)
Floating-to-fixed interest rate swap (Korean won borrowing amounting to KRW 30,000)		(345)	—	—		(345)

Total liabilities					￦	(39,470)